?ccrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous current liabilities [abstract]
Accrued audit fees	$ 74	$ 77
Other accruals	553	1,834
Insurance deductibles	112	86
Other payables	174	159
Total	$ 913	$ 2,156